Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Numerator:
Net loss attributable to ordinary shareholders—basic	$ (231,942)	$ (3,207,372)
Net loss attributable to ordinary shareholders— diluted	$ (231,942)	$ (3,207,372)
Denominator:
Weighted average number of ordinary shares outstanding—basic	13,232,953	12,370,905
Weighted average number of ordinary shares outstanding—Diluted	13,232,953	12,370,905
Loss per share attributable to ordinary shareholders —basic	$ (0.02)	$ (0.26)
Loss per share attributable to ordinary shareholders —Diluted	$ (0.02)	$ (0.26)